UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2004

1.808787.100

EMI-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 14.2%
		Principal Amount (d)	Value
Argentina - 0.5%
Pecom Energia SA 8.125% 7/15/10 (Reg. S)		$ 420,000	$ 420,000
Telefonica de Argentina SA 9.125% 11/7/10		420,000	425,250
TOTAL ARGENTINA			845,250
Bahamas (Nassau) - 0.1%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (f)		170,000	182,325
Bermuda - 0.4%
APP China Group Ltd.:
14% 3/15/10 (c)(f)		1,125,000	241,875
14% 3/15/10 (Reg. S) (c)		1,665,000	357,975
TOTAL BERMUDA			599,850
Brazil - 0.1%
Braskem SA 11.75% 1/22/14 (f)		165,000	177,788
Cayman Islands - 0.1%
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		165,000	165,413
Germany - 2.0%
Aries Vermogensverwaltngs GmbH 5.368% 10/25/07 (f)(g)	EUR	1,500,000	1,909,703
Bayerische Hypo-und Vereinsbank AG 8.625% 7/15/11 (f)		575,000	598,863
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (f)		655,000	622,250
TOTAL GERMANY			3,130,816
Indonesia - 0.3%
APP International Finance (Mauritius) Ltd.:
0% 7/5/05 (c)(f)		1,235,000	74,100
0% 7/5/05 (Reg. S) (c)		445,000	26,700
MEI Euro Finance Ltd. 8.75% 5/22/10 (f)		355,000	350,119
TOTAL INDONESIA			450,919
Luxembourg - 0.7%
Millicom International Cellular SA 10% 12/1/13 (f)		1,140,000	1,140,000
Malaysia - 1.5%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		2,045,000	2,400,319
Mexico - 0.1%
Innova S. de R.L. 9.375% 9/19/13		185,000	202,113
Netherlands - 0.2%
Hurricane Finance BV 9.625% 2/12/10 (f)		340,000	367,200
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Russia - 3.7%
Mobile Telesystems Finance SA 9.75% 1/30/08 (f)		$ 2,380,000	$ 2,522,800
OAO Gazprom:
9.625% 3/1/13		1,440,000	1,600,272
10.5% 10/21/09		1,645,000	1,899,975
TOTAL RUSSIA			6,023,047
Tunisia - 0.3%
Banque Centrale de Tunisie 7.375% 4/25/12		400,000	455,720
Ukraine - 0.7%
Kyivstar GSM 10.375% 8/17/09 (f)		1,083,000	1,156,103
United States of America - 3.5%
Pemex Project Funding Master Trust:
3.4% 10/15/09 (f)(g)		2,020,000	2,100,800
7.375% 12/15/14		1,695,000	1,847,550
8.625% 2/1/22		865,000	985,019
9.125% 10/13/10		665,000	790,519
TOTAL UNITED STATES OF AMERICA			5,723,888
TOTAL NONCONVERTIBLE BONDS (Cost $23,657,435)			23,020,751
Government Obligations - 78.1%

Argentina - 4.6%
Argentine Republic:
BOCON:
4/1/07 February 2002 coupon (c)(i)		620,000	207
4/1/07 January 2002 coupon (c)(i)		620,000	207
4/1/07 March 2002 coupon (c)(i)		620,000	207
2% 4/1/07 (c)(g)		436,116	93,000
Brady:
discount 2.4006% 3/31/23 (c)(g)		1,395,000	725,400
par L-GP 6% 3/31/23 (c)		2,375,000	1,246,875
3% 3/29/05 (c)(g)		1,282,400	339,836
1.98% 8/3/12 (g)		1,180,000	871,908
9.75% 9/19/27 (c)		2,450,000	710,500
11.375% 3/15/10 (c)		1,400,000	420,000
11.375% 1/30/17 (c)		1,440,000	439,200
11.75% 4/7/09 (c)		1,396,000	425,780
11.75% 6/15/15 (c)		1,689,000	506,700
12% 6/19/31 (c)		1,128,900	331,332
Government Obligations - continued
		Principal Amount (d)	Value
Argentina - continued
Argentine Republic: - continued
12.25% 6/19/18 (c)		$ 1,252,275	$ 369,421
12.375% 2/21/12 (c)		880,000	272,800
15.5% 12/19/08 (c)		1,970,000	591,000
82.329% 4/10/05 (c)(g)		245,000	82,075
TOTAL ARGENTINA			7,426,448
Belize - 0.1%
Belize Government 9.75% 6/12/15		260,000	208,000
Brazil - 18.5%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		9,047,921	8,952,001
debt conversion bond 2.125% 4/15/12 (g)		2,461,178	2,282,742
7.72% 6/29/09 (g)		795,000	869,531
8.25% 1/20/34		355,000	316,838
8.875% 4/15/24		2,590,000	2,486,400
9.25% 10/22/10		785,000	843,090
10% 8/7/11		1,230,000	1,356,075
10.25% 6/17/13		890,000	985,230
11% 1/11/12		850,000	975,375
11% 8/17/40		5,350,000	6,002,700
11.5% 3/12/08		795,000	916,635
12% 4/15/10		795,000	949,628
12.75% 1/15/20		835,000	1,060,450
14.5% 10/15/09		1,595,000	2,057,550
TOTAL BRAZIL			30,054,245
Colombia - 3.1%
Colombian Republic:
8.125% 5/21/24		280,000	254,800
9.75% 4/23/09		655,000	736,875
10% 1/23/12		930,000	1,029,975
10.375% 1/28/33		330,000	360,525
10.5% 7/9/10		995,000	1,144,250
10.75% 1/15/13		435,000	498,728
10.75% 1/15/13		100,000	114,650
11.75% 2/25/20		759,000	929,775
TOTAL COLOMBIA			5,069,578
Government Obligations - continued
		Principal Amount (d)	Value
Dominican Republic - 0.3%
Dominican Republic:
9.04% 1/23/13 (f)		$ 355,000	$ 276,013
9.5% 9/27/06 (Reg. S)		290,000	246,500
TOTAL DOMINICAN REPUBLIC			522,513
Ecuador - 1.3%
Ecuador Republic:
8% 8/15/30 (e)(f)		911,000	742,465
8% 8/15/30 (Reg. S) (e)		765,000	623,475
12% 11/15/12 (f)		239,000	236,013
12% 11/15/12 (Reg. S)		530,000	523,375
TOTAL ECUADOR			2,125,328
Egypt - 0.3%
Arab Republic 10.3592% to 10.4534% 11/23/04	EGP	3,225,000	509,705
Ivory Coast - 0.3%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)		1,097,250	208,478
FLIRB 2% 3/29/18 (Reg. S) (c)(g)		1,100,000	198,000
TOTAL IVORY COAST			406,478
Lebanon - 1.8%
Lebanese Republic:
7.875% 5/20/11 (f)		630,000	647,325
10.25% 10/6/09 (Reg. S)		405,000	461,700
11.625% 5/11/16 (Reg. S)		1,515,000	1,761,188
TOTAL LEBANON			2,870,213
Mexico - 9.8%
United Mexican States:
6.375% 1/16/13		2,795,000	2,943,135
6.625% 3/3/15		650,000	689,000
6.75% 9/27/34		2,090,000	2,006,400
7.5% 4/8/33		5,520,000	5,804,280
8.125% 12/30/19		2,135,000	2,446,710
11.375% 9/15/16		789,000	1,157,858
11.5% 5/15/26		555,000	829,725
TOTAL MEXICO			15,877,108
Government Obligations - continued
		Principal Amount (d)	Value
Nigeria - 1.1%
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		$ 1,967,587	$ 1,857,891
warrants 11/15/20 (a)(h)		750	278
TOTAL NIGERIA			1,858,169
Panama - 1.6%
Panamanian Republic:
8.875% 9/30/27		325,000	338,000
9.375% 1/16/23		845,000	921,050
9.625% 2/8/11		1,155,000	1,322,475
TOTAL PANAMA			2,581,525
Peru - 2.7%
Peruvian Republic:
8.75% 11/21/33		310,000	308,450
9.125% 2/21/12		2,405,000	2,687,588
euro Brady past due interest 5% 3/7/17 (g)		1,452,000	1,328,580
TOTAL PERU			4,324,618
Philippines - 4.6%
Philippine Republic:
8.375% 3/12/09		795,000	847,669
8.375% 2/15/11		2,251,000	2,284,765
8.875% 3/17/15		980,000	976,325
9% 2/15/13		685,000	707,263
9.875% 3/16/10		250,000	278,125
9.875% 3/16/10		145,000	161,313
9.875% 1/15/19		635,000	654,844
10.625% 3/16/25		1,420,000	1,521,175
TOTAL PHILIPPINES			7,431,479
Russia - 12.0%
Russian Federation:
5% 3/31/30 (e)(f)		6,150,000	5,919,375
5% 3/31/30 (Reg. S) (e)		8,425,000	8,109,063
11% 7/24/18 (Reg. S)		2,277,000	2,971,485
12.75% 6/24/28 (Reg. S)		1,614,000	2,453,280
TOTAL RUSSIA			19,453,203
Turkey - 4.9%
Turkish Republic:
9.5% 1/15/14		400,000	454,000
Government Obligations - continued
		Principal Amount (d)	Value
Turkey - continued
Turkish Republic: - continued
11% 1/14/13		$ 1,240,000	$ 1,520,550
11.5% 1/23/12		865,000	1,076,925
11.75% 6/15/10		1,530,000	1,899,113
11.875% 1/15/30		800,000	1,104,000
12.375% 6/15/09		1,235,000	1,537,575
22.7799% 4/27/05	TRL	630,000,000,000	370,008
TOTAL TURKEY			7,962,171
Ukraine - 1.0%
City of Kiev 8.75% 8/8/08		200,000	210,000
Ukraine Government 6.875% 3/4/11 (f)		1,370,000	1,347,738
TOTAL UKRAINE			1,557,738
Uruguay - 1.6%
Uruguay Republic:
7.25% 2/15/11		1,190,000	1,118,600
7.5% 3/15/15		1,040,000	928,200
7.875% 1/15/33 pay-in-kind		665,884	546,025
TOTAL URUGUAY			2,592,825
Venezuela - 8.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		4,005	0
2.6325% 4/20/11 (g)		2,135,000	1,825,425
5.375% 8/7/10		4,410,000	3,973,410
7% 12/1/18 (Reg. S)		900,000	760,500
8.5% 10/8/14		695,000	679,363
9.25% 9/15/27		3,140,000	3,096,040
9.375% 1/13/34		700,000	691,600
10.75% 9/19/13		1,500,000	1,681,500
13.625% 8/15/18		75,000	96,000
13.625% 8/15/18		780,000	998,400
TOTAL VENEZUELA			13,802,238
TOTAL GOVERNMENT OBLIGATIONS (Cost $119,661,214)			126,633,582
Money Market Funds - 7.0%
	Shares	Value
Fidelity Cash Central Fund, 1.74% (b) (Cost $11,325,814)	11,325,814	$ 11,325,814
Purchased Options - 0.0%
	Expiration Date/Strike Price	Underlying Face Amount
Brazil - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $6,180,498 notional amount of Brazilian Federative Republic Brady capitialization bond 8% 4/15/14 (Cost $23,486)	October 2004/ $98.50	$ 6,114,985	33,375
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $154,667,949)	161,013,522
NET OTHER ASSETS - 0.7%	1,196,856
NET ASSETS - 100%	$ 162,210,378
Security Type Abbreviation
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP - Egyptian pound
EUR - European Monetary Unit
TRL - Turkish lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,778,268 or 12.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $153,971,892. Net unrealized appreciation aggregated $7,041,630, of which $10,166,314 related to appreciated investment securities and $3,124,684 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 22, 2004